OPERATING EXPENSES - Other operating expenses (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
Legal Claims and contingent liabilities	$ (69,436)	$ (23,697)	$ (61,745)
Rentals and internet capacity	(99,929)	(38,341)	(34,482)
Energy, water and other services	(206,560)	(137,788)	(111,381)
Postage, freight and travel expenses	(63,147)	(38,216)	(43,268)
Other	(54,139)	(26,176)	(21,381)
Other operating expenses	$ (493,211)	$ (264,218)	$ (272,257)